Investment Portfolio	as of May 31, 2021 (Unaudited)
DWS CROCI® International Fund
	Shares	Value ($)

Common Stocks 96.2%
Australia 9.2%
Australia & New Zealand Banking Group Ltd.	547,229	12,158,696
BHP Group Ltd.	718,724	26,615,143
Commonwealth Bank of Australia	28,620	2,208,700
National Australia Bank Ltd.	405,552	8,458,435
Sonic Healthcare Ltd.	75,767	2,039,949
(Cost $37,619,285)		51,480,923
Belgium 3.1%
Solvay SA	24,945	3,367,640
UCB SA	148,394	13,885,591
(Cost $16,559,384)		17,253,231
Denmark 5.5%
AP Moller - Maersk AS "B"	5,599	15,494,343
Novo Nordisk AS "B"	191,952	15,191,025
(Cost $23,379,625)		30,685,368
Finland 1.3%
Nokia Oyj* (Cost $5,414,459)	1,408,236	7,315,315
France 10.4%
BNP Paribas SA (a)	351,527	24,007,942
Credit Agricole SA (a)	781,915	11,667,119
Danone SA	53,597	3,821,045
Engie SA (a)	518,525	7,704,049
Kering SA	2,182	1,996,658
Television Francaise 1 (a)	873,516	9,132,928
(Cost $45,030,357)		58,329,741
Germany 7.1%
Brenntag SE	91,911	8,670,022
Deutsche Boerse AG	27,861	4,555,134
Deutsche Post AG (Registered)	157,485	10,745,991
Fresenius SE & Co. KGaA	85,293	4,604,346
HeidelbergCement AG	33,552	3,063,229
Merck KGaA	45,977	8,295,698
(Cost $30,683,735)		39,934,420
Ireland 0.7%
CRH PLC (Cost $2,471,694)	75,433	3,926,794
Israel 0.4%
Teva Pharmaceutical Industries Ltd. ADR* (Cost $2,398,179)	228,535	2,376,764
Italy 0.6%
Snam SpA (Cost $3,084,973)	595,779	3,502,131

Japan 27.3%
Astellas Pharma, Inc.	340,600	5,591,639
Chugai Pharmaceutical Co., Ltd.	52,000	1,993,753
Dentsu Group, Inc.	81,400	2,795,360
ITOCHU Corp.	135,700	4,026,754
KDDI Corp.	120,900	4,104,350
Mitsubishi UFJ Financial Group, Inc.	684,300	3,874,929
Nintendo Co., Ltd.	24,500	15,148,872
Nitto Denko Corp.	28,100	2,178,911
Ono Pharmaceutical Co., Ltd.	476,900	10,788,942
Otsuka Holdings Co., Ltd.	190,700	7,865,570
Sekisui House Ltd.	461,500	9,601,763
Seven & i Holdings Co., Ltd.	59,200	2,560,701
Shin-Etsu Chemical Co., Ltd.	41,323	7,116,131
Shionogi & Co., Ltd.	131,600	6,679,160
Sony Group Corp.	44,600	4,393,196
Sumitomo Mitsui Financial Group, Inc.	742,726	26,801,629
Takeda Pharmaceutical Co., Ltd.	190,100	6,457,045
Toyota Industries Corp.	280,042	23,888,869
Toyota Motor Corp.	94,574	7,873,249
(Cost $137,466,804)		153,740,823
Netherlands 4.8%
Koninklijke Ahold Delhaize NV	470,421	13,590,379
Koninklijke KPN NV	2,357,056	7,834,160
PostNL NV	476,304	2,801,576
QIAGEN NV*	61,408	3,025,487
(Cost $22,823,181)		27,251,602
Singapore 2.4%
Venture Corp., Ltd. (Cost $11,479,844)	947,101	13,633,437
Spain 2.2%
Banco Bilbao Vizcaya Argentaria SA	505,437	3,174,425
Banco Santander SA*	2,216,218	9,279,388
(Cost $9,425,311)		12,453,813
Sweden 2.7%
Alfa Laval AB	101,958	3,848,493
Swedish Match AB	241,110	2,236,688
Telefonaktiebolaget LM Ericsson "B"	664,242	8,810,993
(Cost $9,848,781)		14,896,174
Switzerland 4.4%
Adecco Group AG (Registered)	174,347	12,014,300
Holcim Ltd.*	217,151	12,915,272
(Cost $24,432,769)		24,929,572
United Kingdom 14.1%
BAE Systems PLC	566,880	4,241,062
Barratt Developments PLC	381,184	4,096,272
British American Tobacco PLC	285,568	11,006,822
Bunzl PLC	145,918	4,736,938
Ferguson PLC	21,371	2,909,875
Imperial Brands PLC	371,857	8,452,760

ITV PLC*	1,421,751	2,593,529
Johnson Matthey PLC	63,834	2,762,387
Kingfisher PLC*	953,219	4,879,323
Persimmon PLC	350,761	15,747,115
Reckitt Benckiser Group PLC	48,434	4,381,835
Rio Tinto PLC	131,640	11,340,956
Smiths Group PLC	91,647	2,017,495
(Cost $62,794,756)		79,166,369
Total Common Stocks (Cost $444,913,137)		540,876,477

Preferred Stocks 2.8%
Germany
Henkel AG & Co. KGaA (Cost $16,894,374)	138,020	15,834,725

Securities Lending Collateral 7.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $41,298,600)	41,298,600	41,298,600

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 0.003% (b) (Cost $1,686,577)	1,686,577	1,686,577

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $504,792,688)	106.6	599,696,379
Other Assets and Liabilities, Net	(6.6)	(37,217,490)
Net Assets	100.0	562,478,889
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 are as follows:
Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
Securities Lending Collateral 7.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
—	41,298,600 (d)	—	—	—	55,319	—	41,298,600	41,298,600
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 0.003% (b)
2,582,527	39,885,517	40,781,467	—	—	1,517	—	1,686,577	1,686,577
2,582,527	81,184,117	40,781,467	—	—	56,836	—	42,985,177	42,985,177
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $39,159,466, which is 7.0% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.
ADR: American Depositary Receipt

At May 31, 2021 the DWS CROCI® International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral
Financials	106,186,397	19%
Health Care	88,794,969	16%
Materials	73,286,463	13%
Consumer Discretionary	72,476,445	13%
Industrials	71,506,849	13%
Consumer Staples	61,884,955	11%
Communication Services	41,609,199	8%
Information Technology	29,759,745	5%
Utilities	11,206,180	2%
Total	556,711,202	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$51,480,923	$—	$—	$51,480,923
Belgium	17,253,231	—	—	17,253,231
Denmark	30,685,368	—	—	30,685,368
Finland	7,315,315	—	—	7,315,315
France	58,329,741	—	—	58,329,741
Germany	39,934,420	—	—	39,934,420
Ireland	3,926,794	—	—	3,926,794
Israel	2,376,764	—	—	2,376,764
Italy	3,502,131	—	—	3,502,131
Japan	153,740,823	—	—	153,740,823
Netherlands	27,251,602	—	—	27,251,602
Singapore	13,633,437	—	—	13,633,437
Spain	12,453,813	—	—	12,453,813
Sweden	14,896,174	—	—	14,896,174
Switzerland	24,929,572	—	—	24,929,572
United Kingdom	79,166,369	—	—	79,166,369
Preferred Stocks	15,834,725	—	—	15,834,725
Short-Term Investments (a)	42,985,177	—	—	42,985,177
Total	$599,696,379	$—	$—	$599,696,379
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCIF-PH3
R-080548-1 (1/23)